Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2010			$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644		$ (253)	$ 3	$ (59)	$ (24)	$ 42,218	$ 166	$ 2,830
Beginning of the period, shares at Dec. 31, 2010			2,108,579,618	3,256,724,482	(147,024,965)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					9
Change in the period										1,187	(1)	120	5
Transfer from unappropriated retained earnings														971
Net income attributable to the Company's stockholders	6,826														6,826
Remuneration of mandatorily convertible notes
Preferred class A stock															(18)
Common stock															(8)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(971)
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments	(54)															(54)
Cash flow hedge	1															1
Losses attributable to noncontrolling interests	(52)															(52)
Net income attributable to redeemable noncontrolling interests																68
Dividends and interest attributable to noncontrolling interests																(6)
Number of shares issued and outstanding:	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Mar. 31, 2011	79,914	77,010	10,370	16,016	(2,660)	2,188	290	644	978	934	2	61	(19)	43,189	5,995	2,904
End of the period, shares at Mar. 31, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
Beginning of the period at Sep. 30, 2011			16,728	25,837	(4,661)	318	290	644		(4,971)		(388)	271	25,685	17,487	2,644
Beginning of the period, shares at Sep. 30, 2011			2,108,579,618	3,256,724,482	(226,119,469)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,001)
Acquisitions, shares					(41,893,200)
Conversions, shares					1,648
Change in the period						(379)				(267)	1	(179)	(140)
Transfer from unappropriated retained earnings														15,445
Net income attributable to the Company's stockholders	4,672														4,672
Remuneration of mandatorily convertible notes
Preferred class A stock															(15)
Common stock															(36)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(912)
Common stock															(1,269)
Appropriation to undistributed retained earnings															(15,445)
Disposals (acquisitions) of noncontrolling interests																(748)
Cumulative translation adjustments	73															73
Losses attributable to noncontrolling interests	(99)															(99)
Net income attributable to redeemable noncontrolling interests																52
Dividends and interest attributable to noncontrolling interests																(40)
Capitalization of stockholders advances																12
Number of shares issued and outstanding:	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
End of the period at Dec. 31, 2011	79,609	77,715	16,728	25,837	(5,662)	(61)	290	644	(5,673)	(5,238)	1	(567)	131	41,130	4,482	1,894
End of the period, shares at Dec. 31, 2011	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					287
Change in the period						(10)				827		92	9
Transfer from unappropriated retained earnings														877
Net income attributable to the Company's stockholders	3,827														3,827
Remuneration of mandatorily convertible notes
Preferred class A stock															(11)
Common stock															(5)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(877)
Disposals (acquisitions) of noncontrolling interests																(62)
Cumulative translation adjustments	14															14
Losses attributable to noncontrolling interests	(58)															(58)
Net income attributable to redeemable noncontrolling interests																51
Dividends and interest attributable to noncontrolling interests																(4)
Capitalization of stockholders advances																11
Number of shares issued and outstanding:	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)
End of the period at Mar. 31, 2012	$ 84,290	$ 82,444	$ 16,728	$ 25,837	$ (5,662)	$ (71)	$ 290	$ 644	$ (4,745)	$ (4,411)	$ 1	$ (475)	$ 140	$ 42,007	$ 7,416	$ 1,846
End of the period, shares at Mar. 31, 2012	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)